Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Debt issuance costs, amortization	$ 2.1	$ 0.8
Debt, unamortized discount	9.0	10.8
Preferred stock, authorized	50,000,000	0
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.01
Common stock, authorized	1,000,000,000	0
Common stock, issued	160,000,000	0
Common stock, outstanding	160,000,000	0
Scenario, Previously Reported [Member]
Debt issuance costs, amortization		$ 0.7